LONG-TERM DEBT - Balances of all outstanding debt, unamortized debt discounts, and unamortized deferred financing costs (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2021
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 184,832,000	$ 189,202,000	$ 248,976,000		$ 214,081,000
Less: Unamortized debt discount	$ (477,000)	(477,000)	(615,000)	(950,000)		(615,000)
Less: Unamortized deferred financing costs	(1,898,000)	(1,898,000)	(2,377,000)	(3,653,000)		(2,377,000)
Total		182,457,000	186,210,000	244,373,000		211,089,000
Less: Current maturities of long-term debt	59,566,000	59,566,000	62,678,000	49,202,000		62,678,000
Total		122,891,000	130,915,000	195,171,000		148,411,000
Amortization of deferred financing costs and debt discount	$ 618,000	856,000	$ 1,612,000	1,943,000	$ 1,835,000
CARES Act Paycheck Protection Program Loan
Debt Instrument [Line Items]
Interest Rate Per Annum	1.00%
A-1
Debt Instrument [Line Items]
Interest Rate Per Annum	10.90%		10.92%
Long-term Debt, Gross		5,683,000	$ 11,811,000	29,099,000		11,811,000
A-2
Debt Instrument [Line Items]
Interest Rate Per Annum	10.90%		10.92%
Long-term Debt, Gross		3,789,000	$ 7,874,000	19,400,000		7,874,000
Amended 1st Facility
Debt Instrument [Line Items]
Less: Unamortized debt discount			(63,000)	(158,000)
Less: Unamortized deferred financing costs			$ (137,000)	(493,000)
A-3
Debt Instrument [Line Items]
Interest Rate Per Annum	10.90%		10.92%
Long-term Debt, Gross		24,468,000	$ 28,104,000	34,821,000		28,104,000
B
Debt Instrument [Line Items]
Interest Rate Per Annum	12.85%		12.00%
Long-term Debt, Gross		5,764,000	$ 8,119,000	14,175,000		8,119,000
2nd Facility
Debt Instrument [Line Items]
Less: Unamortized debt discount			(233,000)	(353,000)
Less: Unamortized deferred financing costs			$ (1,075,000)	(1,587,000)
2nd Facility A
Debt Instrument [Line Items]
Interest Rate Per Annum	7.99%		8.15%
Long-term Debt, Gross		51,335,000	$ 55,450,000	63,325,000		55,450,000
2nd Facility B
Debt Instrument [Line Items]
Interest Rate Per Annum	11.46%		11.40%
Long-term Debt, Gross		23,130,000	$ 24,510,000	27,210,000		24,510,000
3rd Facility
Debt Instrument [Line Items]
Less: Unamortized debt discount			(319,000)	(439,000)
Less: Unamortized deferred financing costs			$ (1,165,000)	(1,573,000)
3rd Facility A
Debt Instrument [Line Items]
Interest Rate Per Annum	9.45%		9.54%
Long-term Debt, Gross		49,475,000	$ 53,334,000	$ 60,946,000		53,334,000
Promissory Notes
Debt Instrument [Line Items]
Interest Rate Per Annum	5.25%
Long-term Debt, Gross		$ 21,188,000				$ 24,879,000
Total			24,600,000
Less: Current maturities of long-term debt			7,300,000
Total			$ 17,300,000